CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
ASSETS
Cash and due from banks	$ 2,818,293	€ 2,156,840	€ 1,717,736
Deposits with Central Bank	3,771,629	2,886,428	2,898,998
Securities purchased under agreements to resell	1,088,746	833,217	673,187
Interest bearing deposits with banks	3,889,381	2,976,543	3,767,624
Trading assets	7,145,595	5,468,524	2,964,088
Derivative assets	4,825,590	3,693,024	3,605,965
Available-for-sale securities	9,266,200	7,091,423	8,571,724
Held-to-maturity securities	465,104	355,944	1,002,202
Equity method investments	245,815	188,122	59,139
Loans (include EUR 277,247 thousand and EUR 180,611 thousand at December 31, 2011 and 2012, respectively, measured at fair value)	97,130,237	74,333,770	76,002,857
Less: Allowance for loan losses	(9,562,059)	(7,317,844)	(6,550,635)
Net Loans	87,568,178	67,015,926	69,452,222
Goodwill	3,546,949	2,714,480	2,690,864
Software and other intangibles	533,097	407,979	398,992
Premises and equipment	1,675,675	1,282,394	1,273,455
Accrued interest receivable	970,785	742,942	1,156,229
Other assets (include EUR 295,712 thousand and EUR 306,310 thousand at December 31, 2011 and 2012, respectively, measured at fair value)	4,367,121	3,342,157	3,234,810
TOTAL ASSETS	132,178,158	101,155,943	103,467,235
LIABILITIES AND SHAREHOLDERS EQUITY
Interest bearing deposits (include EUR 1,779,727 thousand and EUR 2,954,945 thousand at December 31, 2011 and 2012, respectively, measured at fair value)	115,470,768	88,369,779	88,993,351
Non-interest bearing deposits	3,644,745	2,789,323	2,581,951
Total deposits	119,115,513	91,159,102	91,575,302
Securities sold under agreements to repurchase	1,448,542	1,108,569	1,302,239
Derivative liabilities	6,251,662	4,784,397	4,320,488
Other borrowed funds	2,648,189	2,026,659	925,971
Accounts payable, accrued expenses and other liabilities (includes EUR 5,009 thousand and EUR 3,727 thousand at December 31, 2011 and 2012, respectively, measured at fair value)	4,228,633	3,236,173	3,548,336
Insurance reserves	3,289,074	2,517,128	2,760,841
Long-term debt (includes EUR 1,059,297 thousand and EUR 600,066 thousand at December 31, 2011 and 2012, respectively, measured at fair value)	2,765,569	2,116,490	2,937,371
Total liabilities	139,747,182	106,948,518	107,370,548
Redeemable non-controlling interest - Temporary equity	335,438	256,711	283,368
NBG shareholders equity
Preferred stock (25,000,000 shares of par value EUR 0.30 each at at December 31, 2011 and 2012 and 270,000,000 shares of par value EUR 5.00 each at at December 31, 2011 and 2012)	1,773,814	1,357,500	1,357,500
Common stock, par value of EUR 5.00 (shares authorized, issued and outstanding: 956,090,482 at December 31, 2011 and 2012)	6,246,507	4,780,452	4,780,452
Additional paid-in capital	5,330,255	4,079,244	4,090,184
Accumulated surplus / (deficit)	(19,648,230)	(15,036,791)	(12,547,110)
Accumulated other comprehensive loss	(1,677,640)	(1,283,899)	(1,938,578)
Treasury stock, at cost (62,972 and 10,763 shares at December 31, 2011 and 2012 respectively)	(30)	(23)	(110)
Total NBG shareholders' equity	(7,975,324)	(6,103,517)	(4,257,662)
Non-controlling interest	70,862	54,231	70,981
Total permanent equity	(7,904,462)	(6,049,286)	(4,186,681)
TOTAL LIABILITIES AND EQUITY	$ 132,178,158	€ 101,155,943	€ 103,467,235